Trade and other receivables	6 Months Ended
Jun. 30, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Trade and other receivables	Trade and other receivables
Trade and other receivables as of June 30, 2025 include unbilled revenue of $83.8 million (December 31, 2024 - $120.2 million) from the Company’s regulated utilities. Trade and other receivables as of June 30, 2025 are presented net of allowance for doubtful accounts of $30.0 million (December 31, 2024 - $27.1 million).